Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans
Employee Benefit Plans

Note Q—Employee Benefit Plans

        Our employees participate in various benefit plans sponsored by AIG, including a noncontributory qualified defined benefit retirement plan, a voluntary savings plan (401(k) plan) and various stock based and other compensation plans.

Pension Plans

        Pension plan and 401(k) plan expenses allocated to us by AIG were $4.7 million for 2011, $23.8 million for 2010, including a $20.2 million out of period adjustment, and $3.0 million for 2009, and are included in Selling, general and administrative in our Consolidated Statements of Operations. See Note A—Basis of Preparation.

        AIG's U.S. benefit plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates. AIG's projected benefit obligations exceeded the plan assets at December 31, 2011 by approximately $454 million.

        Effective April 1, 2012, the AIG Retirement and AIG Excess Plans will be converted from final average pay to cash balance formulas comprised of pay credits based on six percent of a plan participant's annual compensation (subject to IRS limitations for the qualified plan) and annual interest credits. However, employees satisfying certain age and service requirements remain covered under the final average pay formula in the respective plans.

Stock-Based and Other Compensation Plans

        At December 31, 2011, our employees participated in the following stock-based and other compensation plans: (i) AIG 2007 Stock Incentive Plan; (ii) Starr International Company, Inc. Deferred Compensation Profit Participation Plans; (iii) AIG 2005-2006 Deferred Compensation Profit Participation Plan; (iv) AIG Partners Plan; (v) ILFC Deferred Compensation Plan; (vi) ILFC Long-Term Incentive Plan; and (vii) stock salary awards and restricted stock units, which are liability awards issued pursuant to executive compensation regulations applicable to AIG under the Troubled Asset Relief Program ("TARP").

        We recorded compensation expenses of $(3.2) million, $12.8 million and $14.0 million for our participation in AIG's share-based payment and liability programs and $9.9 million, $6.4 million and $12.6 million for our deferred compensation and long-term incentive plans for the years ended December 31, 2011, 2010, and 2009, respectively. The impact of all plans, both individually and in the aggregate, is immaterial to the consolidated financial statements.